Stockholders' Equity and Regulatory Capital (Tables)	12 Months Ended
Jun. 30, 2023
Stockholders’ Equity and Regulatory Capital [Abstract]
Schedule of Company’s and Banks Regulatory Capital	The Company’s and Banks’ regulatory capital as of June 30, 2023 and 2022 is presented in the following table.
	Actual		For Capital Adequacy Purposes
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Community Bank Leverage Ratio:

June 30, 2023
Kentucky First Federal Bancorp	$50,190	15.0%	$30,075	9.0%
First Federal Savings and Loan Association of Hazard	$18,220	20.4%	$8,034	9.0%
First Federal Savings Bank of Kentucky	$29,880	11.7%	$23,050	9.0%

June 30, 2022
Kentucky First Federal Bancorp	$51,078	15.2%	$30,232	9.0%
First Federal Savings and Loan Association of Hazard	$18,430	22.0%	$7,525	9.0%
First Federal Savings Bank of Kentucky	$30,093	12.0%	$22,584	9.0%